Condensed Consolidated Balance Sheets (Parentheticals) - ₪ / shares	Jun. 30, 2024	Dec. 31, 2023
Statement of Financial Position [Abstract]
Ordinary shares, par value (in New Shekels per share)	₪ 0.05	₪ 0.05
Ordinary shares, authorized	222,000,000	222,000,000
Ordinary shares, issued	15,511,414	13,051,343
Ordinary shares, outstanding	15,511,414	13,051,343